Christopher J. Madin Vice President, Corporate Counsel The Prudential Insurance Company of America 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2026

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (Registration No. 333-148815)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 29; and (ii) that the text of Post-Effective Amendment No. 29 was filed electronically on April 23, 2026 (Accession No.0000940420-26-000008).

/s/ Christopher J. Madin	May 1, 2026

Christopher J. Madin Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

via EDGAR